Equity - Reserve table (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Other reserves [line items]
Legal reserve	€ 279	€ 279		€ 279
Other reserves	2,574	(335)		(335)
Equity-settled-based payment expense	72	72		65
Other comprehensive income	(7,796)	(1,394)		(1,850)
Other reserves	€ (4,871)	€ (1,378)	[1]	€ (1,841)

[1]	* The year 2019 has been restated to reflect the final accounting of the business combination with Engimplan. See additional information in Notes 2 and 4.